Consolidated Statement ot Cash Flows (Parenthetical) - Non-core and Legacy - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Of Cash Flows [Line Items]
Cash receipts from the sale of loans and loan commitments within Non-core and Legacy	$ 780	$ 4,237
Cash proceeds	767
Outflows related to cash and cash equivalents	276
Cash and cash equivalents not available for general use by the Group	19,118	16,555	$ 9,209
Restricted cash and cash equivalents	5,169	4,701	4,553
Assets placed with central banks to meet local statutory minimum reserve requirement.	13,950	11,855	4,656
Money market paper in financial assets at fair value not held for trading	2,779	2,589	6,345
Money market paper in other financial assets measured at amortized cost	437	400	295
Money market paper in financial assets at fair value held for trading	$ 8	$ 126	$ 29